EMPLOYEES BENEFITS PLANS (Details 1) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
F A F [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.75%	8.76%
Actuarial assumption of expected rates of inflation	3.50%	3.25%
Actuarial assumption of expected rates of salary increases	4.60%	4.34%
Number of active participants	5,669	6,054
Number of beneficiary participants assisted	7,884	7,565
F A F [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 Basic, by gender	AT-2000 smoothed by 10%
F A F [Member] | Schedule of disabled mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	CSO-58
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Discount rate	9.73%	8.68%
Actuarial assumption of expected rates of inflation	3.50%	3.25%
Number of beneficiary participants assisted	51	52
Plan I I [Member] | Schedule of mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 Basic, by gender	AT-2000 smoothed by 10%
Plan I I [Member] | Schedule of disabled mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	CSO-58